COVER PAGE	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	N-able, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7372
Entity Tax Identification Number	85-4069861
Entity Address, Address Line One	30 Corporate Dr., Suite
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	328-6490
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834488
Amendment Flag	true
Amendment Description	On August 23, 2021, N-able, Inc. (the “Company”) filed a registration statement (the “Form S-1”) with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-259014) (as amended and supplemented, the “registration statement”). The registration statement was declared effective by the SEC on September 7, 2021 to initially register for resale by the selling stockholders identified in the prospectus an aggregate of up to 20,623,282 shares of the Company’s common stock, par value $0.001 per share. This Post-Effective Amendment No. 1 to Form S-1 is being filed in order to update the registration statement to include information contained in the registrant’s Annual Report on Form 10-K and certain other information. The Company filed its Annual Report on Form 10-K for fiscal year ended December 31, 2021 (the “Annual Report on Form 10-K”) on March 7, 2022. Interested parties should refer to such Annual Report on Form 10-K for more information. No additional securities are being registered under this post-effective amendment. All applicable registration and filing fees were paid at the time of the original filing of the registration statement on August 23, 2021.